Document and Entity Information	Apr. 19, 2023
Cover [Abstract]
Entity Registrant Name	LINCOLN ELECTRIC HOLDINGS INC
Amendment Flag	true
Entity Central Index Key	0000059527
Document Type	8-K/A
Document Period End Date	Apr. 19, 2023
Entity Incorporation State Country Code	OH
Entity File Number	0-1402
Entity Tax Identification Number	34-1860551
Entity Address, Address Line One	22801 St. Clair Avenue
Entity Address, City or Town	Cleveland
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44117
City Area Code	(216)
Local Phone Number	481-8100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, without par value
Trading Symbol	LECO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current report on Form 8-K/A (the “Amendment”) updates Item 5.07 of the Current Report on Form 8-K filed by Lincoln Electric Holdings, Inc. (the “Company”) with the U.S. Securities and Exchange Commission on April 21, 2023 (the “Original Filing”). The Original Filing reported the final voting results from the Company’s 2023 annual meeting of shareholders that was held on April 19, 2023 (the “2023 Annual Meeting”). The sole purpose of this Amendment is to disclose the Company’s decision regarding how frequently it will conduct future shareholder advisory votes on named executive officer compensation. Except for the foregoing purposes, this Amendment does not modify or update any other disclosure in the Original Filing.